Deposits	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Deposits
(8)	Deposits

The following is a summary of deposits at December 31, 2016 and 2015 (in thousands):

	At December 31,
	2016	2015
Noninterest-bearing demand	$217,418	$89,114
Interest-bearing demand	97,807	64,984
Money Market	215,178	100,348
Savings	41,342	33,645
Time deposits under $100	41,567	39,543
Time deposits of $100 or more	116,637	71,477

Total deposits	$729,949	$399,111

Brokered deposits at December 31, 2016 were $89.8 million and $19.4 million at December 31, 2015. As of December 31, 2016 and December 31, 2015, reciprocal brokered deposits were $19.8 million and $8.3 million, respectively.

Deposits in excess of $250,000 are not insured by the FDIC.

At December 31, 2016, the scheduled maturities of time deposits are as follows (in thousands):

Year Ending December 31,	Amount
2017	$144,169
2018	9,562
2019	3,798
2020	369
2021	306

$158,204